Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2024			2023
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	$3,203	$(5,707)	$(2,504)	$4,193	$(9,393)	$(5,200)
Forward rate agreements	477	(281)	196	360	(84)	276
Purchased options	2,574	–	2,574	3,221	–	3,221
Written options	–	(2,341)	(2,341)	–	(3,129)	(3,129)
Futures	21	(10)	11	6	(21)	(15)
Foreign Exchange Contracts (1)
Cross-currency swaps	1,989	(1,378)	611	1,887	(1,397)	490
Cross-currency interest rate swaps	9,777	(10,867)	(1,090)	10,340	(10,081)	259
Forward foreign exchange contracts	8,150	(6,096)	2,054	6,685	(5,469)	1,216
Purchased options	657	–	657	575	–	575
Written options	–	(528)	(528)	–	(448)	(448)
Commodity Contracts
Swaps	1,023	(1,097)	(74)	1,029	(743)	286
Purchased options	644	–	644	850	–	850
Written options	–	(607)	(607)	–	(787)	(787)
Futures	160	(117)	43	143	(127)	16
Equity Contracts	14,194	(25,673)	(11,479)	4,690	(11,460)	(6,770)
Credit Contracts
Purchased	1	(10)	(9)	13	(18)	(5)
Written	9	(1)	8	12	(9)	3
Total fair value – trading derivatives	$42,879	$(54,713)	$(11,834)	$34,004	$(43,166)	$(9,162)
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	$2,148	$(915)	$1,233	$693	$(3,784)	$(3,091)
Fair value hedges – swaps	1,464	(1,589)	(125)	4,877	(1,390)	3,487
Total swaps	3,612	(2,504)	1,108	5,570	(5,174)	396
Foreign Exchange Contracts
Cash flow hedges	699	(1,080)	(381)	333	(1,801)	(1,468)
Fair value hedges	–	(2)	(2)	69	(1)	68
Net investment hedges	–	(4)	(4)	–	(8)	(8)
Total foreign exchange contracts	699	(1,086)	(387)	402	(1,810)	(1,408)
Equity Contracts
Cash flow hedges	63	–	63	–	(43)	(43)
Total equity contracts	63	–	63	–	(43)	(43)
Total fair value – hedging derivatives (3)	4,374	(3,590)	784	5,972	(7,027)	(1,055)
Total fair value – trading and hedging derivatives	47,253	(58,303)	(11,050)	39,976	(50,193)	(10,217)
Less: impact of master netting agreements	(31,576)	31,576	–	(26,674)	26,674	–
Total	$15,677	$(26,727)	$(11,050)	$13,302	$(23,519)	$(10,217)

(1)	Gold contracts are included in foreign exchange contracts.
(2)	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2024 ($nil million as at October 31, 2023).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives
The notional amounts of our derivatives rep
res
ent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2024			2023
	Exchange-traded	Over-the-counter	Total	Exchange-traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	$–	$16,390,827	$16,390,827	$–	$9,254,984	$9,254,984
Forward rate agreements	–	3,414,449	3,414,449	–	132,653	132,653
Purchased options	136,796	253,694	390,490	37,264	130,000	167,264
Written options	26,468	255,721	282,189	38,256	118,524	156,780
Futures	1,735,442	–	1,735,442	1,367,959	–	1,367,959
Total interest rate contracts	1,898,706	20,314,691	22,213,397	1,443,479	9,636,161	11,079,640
Foreign Exchange Contracts (1)
Cross-currency swaps	–	64,100	64,100	–	54,169	54,169
Cross-currency interest rate swaps	–	891,272	891,272	–	677,765	677,765
Forward foreign exchange contracts	–	679,250	679,250	–	563,716	563,716
Purchased options	3,572	76,576	80,148	1,851	51,143	52,994
Written options	3,248	88,210	91,458	2,282	55,370	57,652
Futures	1,751	–	1,751	4,035	–	4,035
Total foreign exchange contracts	8,571	1,799,408	1,807,979	8,168	1,402,163	1,410,331
Commodity Contracts
Swaps	–	20,328	20,328	–	18,574	18,574
Purchased options	43,931	5,495	49,426	30,397	5,319	35,716
Written options	45,440	4,268	49,708	31,351	4,218	35,569
Futures	36,071	–	36,071	35,285	–	35,285
Total commodity contracts	125,442	30,091	155,533	97,033	28,111	125,144
Equity Contracts	333,126	138,034	471,160	189,112	115,689	304,801
Credit Contracts
Purchased	–	23,350	23,350	–	16,927	16,927
Written	–	16,211	16,211	–	10,010	10,010
Total credit contracts	–	39,561	39,561	–	26,937	26,937
Total	$2,365,845	$22,321,785	$24,687,630	$1,737,792	$11,209,061	$12,946,853

(1)	Gold contracts are included in foreign exchange contracts.
Table excludes loan commitment derivatives with a notional amount of $2,498 million ($1,805 million as at October 31, 2023).

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity
The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type and risk type, where applicable.

(Canadian $ in millions, except as noted)		Remaining term to maturity					2024	2023
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		$62,887	$99,368	$64,333	$34,402	$5,882	$266,872	$186,679
Average fixed interest rate		4.59%	3.38%	3.54%	3.63%	3.79%	3.75%	4.20%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair	Notional amount	4,256	21,186	14,229	1,011	251	40,933	43,622
	Average fixed interest rate	1.96%	3.38%	3.24%	1.75%	3.02%	3.14%	2.77%
	Average exchange rate: CAD-USD	1.2589	1.3197	1.3532	1.3266	1.3122	1.3252	1.3218
CAD-EUR pair	Notional amount	717	13,171	3,310	–	201	17,399	16,386
	Average fixed interest rate	5.40%	3.44%	3.21%	–	2.97%	3.47%	3.15%
	Average exchange rate: CAD-EUR	1.4345	1.4177	1.4711	–	1.4870	1.4293	1.4352
Other currency pairs (3)	Notional amount	923	6,548	2,219	237	–	9,927	9,787
	Average fixed interest rate	2.54%	2.98%	4.22%	4.83%	–	3.26%	2.99%
	Average exchange rate: CAD-Non USD/EUR	1.4539	1.6847	1.2748	0.3257	–	1.5391	1.5221
Equity price risk – Total return swap (4)
Notional amount		20	460	–	–	–	480	451
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (5)		51,525	42,933	56,909	33,010	3,901	188,278	169,368
Average fixed interest rate		4.53%	3.94%	3.71%	3.74%	3.80%	3.99%	3.91%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		1,479	–	–	–	–	1,479	2,825
Average price in dollars		108	–	–	–	–	108	105
Foreign exchange risk – Cross-currency swaps (6)
USD-EUR pair	Notional amount	21	–	–	–	–	21	21
	Average fixed interest rate	3.25%	–	–	–	–	3.25%	3.25%
	Average exchange rate: USD-EUR	0.9706	–	–	–	–	0.9706	0.9706
USD-JPY pair	Notional amount	–	–	–	–	–	–	476
	Average fixed interest rate	–	–	–	–	–	–	(0.08)%
	Average exchange rate: USD-JPY	–	–	–	–	–	–	0.0076
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-CNH pair	Notional amount	677	–	–	–	–	677	650
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		16,053	–	–	–	–	16,053	13,154
GBP denominated deposit – carrying amount		300	–	–	–	–	300	157

(1)
The notional amount of interest rate swaps maturing after June 28, 2024 which referenced CDOR was $21,718 million
 as at
October 31, 2023
.

There are no derivatives referencing CDOR as at October 31, 2024.

(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EUR-USD
cross-currency swap split into
EUR-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(3)
Includes
CAD-AUD,
CAD-CHF,
CAD-CNH,
CAD-GBP,
CAD-HKD,
CAD-JPY
 or
CAD-NOK
cross-currency swaps
,
where applicable. The notional amount of cross-currency swaps maturing after
June 28, 2024
 which referenced CDOR was $
nil million
 as at October 31, 2023.

(4)	The notional amount of total return swaps maturing after June 28, 2024 which referenced CDOR was $451 million as at October 31, 2023 .
(5)	The notional amount of interest rate swaps maturing after June 28, 2024 which referenced CDOR was $22,328 million as at October 31, 2023 .
(6)	The notional amount of cross-currency swaps maturing after June 28, 2024 which referenced CDOR was $nil million as at October 31, 2023 .

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness
The following table contains information related to the hedging instruments, hedged items and hedge ineffectiveness for cash flow and net investment hedges for the years ended October 31, 2024 and 2023.

(Canadian $ in millions)					2024
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash Flow Hedges
Interest rate risk – Interest rate swaps	$2,148	$(915)	$3,552	$(3,615)	$(12)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	699	(1,080)	(251)	251	–
Equity price risk – Total return swaps	63	–	165	(165)	–
	2,910	(1,995)	3,466	(3,529)	(12)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(4)	(23)	19	(4)
Foreign exchange risk – Deposit liabilities	–	(16,353)	(119)	119	–
Total	$2,910	$(18,352)	$3,324	$(3,391)	$(16)

					2023
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash Flow Hedges
Interest rate risk – Interest rate swaps	$693	$(3,784)	$(1,543)	$1,511	$–
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (3)	333	(1,801)	(245)	245	–
Equity price risk – Total return swaps	–	(43)	(80)	80	–
	1,026	(5,628)	(1,868)	1,836	–
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(8)	23	(22)	1
Foreign exchange risk – Deposit liabilities	–	(13,311)	(485)	485	–
Total	$1,026	$(18,947)	$(2,330)	$2,299	$1

(1)	Represents unrealized gains (losses) recorded as part of derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.
(3)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis
The following tables provide a reconciliation of the impacts of our cash flow hedges and net investment hedges in our Consolidated Statement of Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2024 and 2023.

(Canadian $ in millions)						2024
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2023	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2024 (1) (2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	$(8,015)	$3,564	$1,971	$(2,480)	$1,695	$(4,175)
Foreign exchange risk	610	(251)	(2)	357	357	–
Equity price risk	(72)	165	(16)	77	77	–
	(7,477)	3,478	1,953	(2,046)	2,129	(4,175)
Net Investment Hedges
Foreign exchange risk	(2,186)	(138)	–	(2,324)	(2,324)	–
Total	$(9,663)	$3,340	$1,953	$(4,370)	$(195)	$(4,175)

						2023
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2022	Gains / (losses) recognized in OCI	Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill	Balance October 31, 2023 (1) (2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	$(8,204)	$(1,543)	$1,732	$(8,015)	$(2,720)	$(5,295)
Foreign exchange risk (3)	1,223	(245)	(368)	610	610	–
Equity price risk	33	(80)	(25)	(72)	(72)	–
	(6,948)	(1,868)	1,339	(7,477)	(2,182)	(5,295)
Net Investment Hedges
Foreign exchange risk	(1,723)	(463)	–	(2,186)	(2,186)	–
Total	$(8,671)	$(2,331)	$1,339	$(9,663)	$(4,368)	$(5,295)

(1)	Tax balance related to cash flow hedges accumulated other comprehensive income was $527 million as at October 31, 2024 ($2,029 million as at October 31, 2023).
(2)	Tax balance related to net investment hedges accumulated other comprehensive income was $593 million as at October 31, 2024 ($555 million as at October 31, 2023).
(3)
On closing our acquisition of Bank of the West on February 1, 2023, we settled the foreign exchange forward contracts entered to mitigate foreign exch an
ge risk of the purchase price of Bank of the West and reclassified an
after-tax
gain of $269 million to goodwill. Refer to Note 10 for further details.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness

(Canadian $ in millions)								2024
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	$1,464	$(1,589)	$–	$–	$–	$–	$–	$–
Cross-currency swaps	–	(2)	–	–	–	–	–	–
Securities and loans	–	–	(3,266)	3,117	(149)	118,397	741	(1,293)
Deposits, subordinated debt and other liabilities	–	–	1,234	(1,217)	17	(65,156)	(214)	930
Total	$1,464	$(1,591)	$(2,032)	$1,900	$(132)	$53,241	$527	$(363)

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2024.

								2023
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges

Fair Value Hedge (3)
Interest rate swaps	$4,877	$(1,390)	$–	$–	$–	$–	$–	$–
Cross-currency swaps	69	(1)	–	–	–	–	–	–
Securities and loans	–	–	4,071	(3,955)	116	87,043	(4,373)	(404)
Deposits, subordinated debt and other liabilities	–	–	(1,078)	1,139	61	(77,358)	1,015	1,867
Total	$4,946	$(1,391)	$2,993	$(2,816)	$177	$9,685	$(3,358)	$1,463

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2023.

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2024			2023
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	$2,404	$7,797	$1,125	$1,265	$5,133	$1,006
Forward rate agreements	650	2,696	600	571	2,219	471
Purchased options	42	338	188	45	174	61
Written options	2	211	78	1	140	77
	3,098	11,042	1,991	1,882	7,666	1,615
Exchange-traded
Futures	122	279	6	171	296	6
Purchased options	8	19	–	3	4	–
Written options	–	1	–	–	–	–
	130	299	6	174	300	6
Total interest rate contracts	3,228	11,341	1,997	2,056	7,966	1,621
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,559	7,218	825	1,921	6,517	1,313
Forward foreign exchange contracts	2,709	9,643	1,764	2,300	9,296	1,908
Purchased options	142	447	142	149	448	129
Written options	1	119	27	2	118	39
	4,411	17,427	2,758	4,372	16,379	3,389
Exchange-traded
Futures	–	1	–	–	–	–
Purchased options	–	3	–	3	8	–
Written options	–	–	–	–	–	–
	–	4	–	3	8	–
Total foreign exchange contracts	4,411	17,431	2,758	4,375	16,387	3,389
Commodity Contracts
Over-the-counter
Swaps	993	4,256	1,035	468	1,957	683
Purchased options	155	484	182	4	280	110
Written options	10	246	86	47	331	106
	1,158	4,986	1,303	519	2,568	899
Exchange-traded
Futures	176	594	12	243	869	17
Purchased options	179	319	6	329	535	11
Written options	–	73	1	3	83	2
	355	986	19	575	1,487	30
Total commodity contracts	1,513	5,972	1,322	1,094	4,055	929
Equity Contracts
Over-the-counter	199	8,625	1,645	684	8,274	2,123
Exchange-traded	675	2,899	58	1,640	4,635	93
Total equity contracts	874	11,524	1,703	2,324	12,909	2,216
Credit Contracts	103	309	39	446	1,093	81
Total	$10,129	$46,577	$7,819	$10,295	$42,410	$8,236

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the CAR Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2024	2023
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	$8,085,307	$3,515,046	$2,371,050	$2,013,819	$860,755	$16,845,977	$9,611,030
Forward rate agreements, futures and options	4,016,550	1,652,656	127,962	23,015	3,866	5,824,049	1,827,482
Total interest rate contracts	12,101,857	5,167,702	2,499,012	2,036,834	864,621	22,670,026	11,438,512
Foreign Exchange Contracts (1)
Swaps	222,003	359,299	211,093	149,931	59,997	1,002,323	780,954
Forward foreign exchange contracts	651,037	21,566	2,334	1,854	3,136	679,927	564,366
Futures	1,735	16	–	–	–	1,751	4,035
Options	152,864	17,904	838	–	–	171,606	110,646
Total foreign exchange contracts	1,027,639	398,785	214,265	151,785	63,133	1,855,607	1,460,001
Commodity Contracts
Swaps	13,781	5,593	597	357	–	20,328	18,574
Futures	20,226	14,393	1,292	160	–	36,071	35,285
Options	47,556	51,286	193	99	–	99,134	71,285
Total commodity contracts	81,563	71,272	2,082	616	–	155,533	125,144
Equity Contracts	394,847	61,511	12,809	1,738	735	471,640	305,252
Credit Contracts	1,233	5,273	23,239	8,511	1,305	39,561	26,937
Total notional amount	$13,607,139	$5,704,543	$2,751,407	$2,199,484	$929,794	$25,192,367	$13,355,846

(1)	Gold contracts are included in foreign exchange contracts.
Under the
SA-CCR,
this table excludes loan commitment derivatives.